INVENTORIES (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 2,108	$ 1,525
Work-in-process	1,461	622
Finished goods	4,118	3,875
Total inventories	$ 7,687	$ 6,022